OPERATING LEASES - Right of use assets and lease liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
OPERATING LEASES.
Right-of-use assets	$ 888	$ 2,135
Operating lease liabilities - current	706	1,409
Operating lease liabilities - non - current	63	589
Cash paid for amounts included in the measurement of lease liabilities	744
Total operating lease cost	$ 878	$ 1,814	$ 1,289